Delaware VIP® Trust — Delaware VIP Growth and Income Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.12%			Common Stock (continued)
Communication Services - 11.60%			Information Technology - 12.79%
AT&T	384,500$	11,208,175	Broadcom	50,800	$12,044,680
Comcast Class A	284,977	9,797,509	Cisco Systems	303,200	11,918,792
Verizon Communications	240,400	12,916,692	Intel	215,800	11,679,096
Walt Disney	93,183	9,001,478	Oracle	241,200	11,657,196
		42,923,854			47,299,764
Consumer Discretionary - 6.03%			Materials - 2.44%
Dollar Tree †	146,900	10,792,743	DuPont de Nemours	264,100	9,005,809
Lowe’s	133,800	11,513,490			9,005,809
		22,306,233	Real Estate - 2.75%
Consumer Staples - 10.39%			Equity Residential	165,000	10,182,150
Archer-Daniels-Midland	364,000	12,805,520			10,182,150
Conagra Brands	455,000	13,349,700	Utilities - 3.10%
Mondelez International Class A	245,400	12,289,632	Edison International	209,500	11,478,505
		38,444,852			11,478,505
Energy - 3.79%			Total Common Stock
ConocoPhillips	256,800	7,909,440
			(cost $426,987,081)		362,951,409
Marathon Oil	645,603	2,124,034
Occidental Petroleum	343,300	3,975,414	Short-Term Investments - 1.21%
		14,008,888	Money Market Mutual Funds - 1.21%
Financials - 13.22%			BlackRock FedFund - Institutional
Allstate	128,800	11,814,824	Shares (seven-day effective yield
American International Group	270,000	6,547,500	0.33%)	897,096	897,096
Bank of New York Mellon	325,800	10,972,944	Fidelity Investments Money Market
Marsh & McLennan	126,300	10,919,898	Government Portfolio - Class I
Truist Financial	280,700	8,656,788	(seven-day effective yield 0.30%)	897,096	897,096
		48,911,954	GS Financial Square Government
Healthcare - 23.92%			Fund - Institutional Shares (seven-day
Abbott Laboratories	163,100	12,870,221	effective yield 0.34%)	897,096	897,096
Cardinal Health	273,400	13,106,796	Morgan Stanley Government
Cigna	70,500	12,491,190	Portfolio - Institutional Share Class
CVS Health	217,000	12,874,610	(seven-day effective yield 0.22%)	897,096	897,096
Johnson & Johnson	90,000	11,801,700	State Street Institutional US Government
Merck & Co	157,600	12,125,744	Money Market Fund - Investor Class
Pfizer	404,200	13,193,088	(seven-day effective yield 0.24%)	897,097	897,097
		88,463,349	Total Short-Term Investments
Industrials - 8.09%			(cost $4,485,481)		4,485,481
Caterpillar	58,785	6,821,412
Northrop Grumman	37,500	11,345,625
Raytheon	73,000	9,573,950
Waste Management	23,607	2,185,064
		29,926,051

Total Value of Securities - 99.33%
(cost $431,472,562)					367,436,890
Receivables and Other Assets Net of Liabilities - 0.67%					2,470,826
Net Assets Applicable to 11,702,931 Shares Outstanding - 100.00%					$369,907,716

† Non-income producing security.
GS - Goldman Sachs

NQ-FL2 [3/20] 5/20 (1178277) Growth and Income Series-1